Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	17,072,058
Proposed Maximum Offering Price per Unit	99.39
Maximum Aggregate Offering Price	$ 1,696,791,844.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 234,326.95
Offering Note	(a) The amount registered consists of up to (i) 16,772,058 shares of Common Stock held by certain selling stockholders and (ii) 300,000 shares of Common Stock issuable upon the exercise of pre-funded warrants held by certain selling stockholders. (b) In accordance with 457(c) of the Securities Act of 1933, as amended, the price shown is the average of the high and low selling prices of the Common Stock on August 3, 2026, as reported by the New York Stock Exchange. (c) Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereby include an indeterminate number of shares of Common Stock that may be issuable as a result of stock splits, stock dividends or similar transactions.